Subsequent Events (Details) $ / shares in Units, $ in Thousands, kr in Millions, $ / vessels in Millions				1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended
	Aug. 12, 2025 USD ($) $ / shares	Jul. 17, 2025 USD ($) vessel $ / vessels m³	Aug. 20, 2024 m³	Jul. 30, 2025 $ / shares shares	Sep. 30, 2025 USD ($)	Jul. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / vessels	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / vessels	Jun. 30, 2024 USD ($)	Jul. 17, 2025 NOK (kr) vessel $ / vessels
Subsequent Event [Line Items]
Value of shares repurchased							$ 32,940	$ 52,823	$ 34,872	$ 53,624
Vessels cargo capacity (in cbm) | m³			48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels							102.9		102.9
Dividend and share repurchases, as percentage of net income							25.00%
Forecast
Subsequent Event [Line Items]
Stock repurchases					$ 2,100
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased | shares				1,348,867		3,405,455
Average price of shares repurchased (in dollars per share) | $ / shares				$ 15.15		$ 14.68
Value of shares repurchased						$ 50,000
Dividend declared (in dollars per share) | $ / shares	$ 0.05
Dividends declared	$ 3,300
Subsequent Event | Amon Joint Venture
Subsequent Event [Line Items]
Ownership percentage		80.00%									80.00%
Subsequent Event | Amon Joint Venture | Ammonia Newbuild Vessels
Subsequent Event [Line Items]
Number of vessels to acquire | vessel		2									2
Vessels cargo capacity (in cbm) | m³		51,530
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		84.0									84.0
Government award		$ 9,000									kr 90
Operating period after delivery of vessel		5 years
Subsequent Event | Amon Maritime | Amon Joint Venture
Subsequent Event [Line Items]
Ownership percentage		20.00%									20.00%